Investments in debt and equity securities (Tables)	12 Months Ended
Dec. 31, 2011
Investments

The Company’s investments consist of the following:

	December 31, 2011			December 31, 2010
	Held to maturity	Available for sale	Total	Held to maturity	Available for sale	Total
Certificates of deposit, money market funds and U.S. treasury notes due within one year	$11,754	$—	$11,754	$21,803	$—	$21,803
Investments in mutual funds and NxStage common stock	—	15,535	15,535	—	10,048	10,048

	$11,754	$15,535	$27,289	$21,803	$10,048	$31,851

Short-term investments	$11,754	$5,645	$17,399	$21,803	$1,200	$23,003
Long-term investments	—	9,890	9,890	—	8,848	8,848

	$11,754	$15,535	$27,289	$21,803	$10,048	$31,851